SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value of financial instruments (Details) - Recurring - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Provision for post-employment benefit	$ 0	$ 27,632
Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Provision for post-employment benefit	0	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Provision for post-employment benefit	0	0
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Provision for post-employment benefit	$ 0	$ 27,632